Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2018 and December 31, 2017 is summarized as follows:

	March 31, 2018	December 31, 2017
Computers	$56,900	$55,244
Office equipment	43,590	43,590
Subtotal	100,490	98,834
Less accumulated depreciation	(53,915)	(43,688)
Property and equipment, net	$46,575	$55,146

Depreciation expense for the three months ended March 31, 2018 and 2017 was $10,226 and $5,776, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2017 and December 31, 2016 is summarized as follows:

	December 31, 2017	December 31, 2016
Computers	$55,244	$72,124
Office equipment	43,590	36,850
Subtotal	98,834	108,974
Less accumulated depreciation	(43,688)	(31,652)
Property and equipment, net	$55,146	$77,322

Depreciation expense for the fiscal years ended December 31, 2017 and 2016 was $27,194 and $19,451, respectively. The company incurred a loss on disposal of property and equipment of $55,848 and $0 for fiscal years December 31, 2017 and 2016, respectively.